DEBT AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
DEBT AND LEASE LIABILITIES
DEBT AND LEASE LIABILITIES

11.    DEBT AND LEASE LIABILITIES

Debt and lease liabilities are comprised of the following:

For the years ended December 31,	2025	2024
	$	$
Lease liabilities (i)	577,009	-
Bridge loan (ii)	15,066,071	-
Debt and lease liabilities	15,643,080	-
Less: current portion	135,140	-
Long-term portion	15,507,940	-

The changes in debt and lease liabilities are comprised of the following:

	Leases	Debt	Total
	$	$	$
As at December 31, 2024	-	-	-
Additions	579,564	17,302,791	17,882,355
Deferred financing fee	-	(2,591,756)	(2,591,756)
Payments	(54,882)	(550,018)	(604,900)
Interest	62,569	701,628	764,197
Financing fee amortization	-	390,392	390,392
Effects of foreign exchange	(10,242)	(186,966)	(197,208)
As at December 31, 2025	577,009	15,066,071	15,643,080
Less: current portion	135,140	-	135,140
Long-term portion	441,869	15,066,071	15,507,940

i.	Lease liabilities relate to arrangements associated with operations at the Nussir project and the Blue Moon project. The arrangement with the Hammerfest port relating to quay repairs and continued use was assessed as a variable lease with no fixed minimum payment. As the quay lease payments were not fixed, no lease liability or ROU asset has been recognized at this stage. The Company also recognizes lease liabilities related to office and ground surface leases associated with the Blue Moon project.

ii.	On August 19, 2025, the Company and its subsidiaries entered into a bridge loan agreement with Hartree Partners, LP (“Hartree”) and a fund managed by Oaktree Capital Management Inc. (“Oaktree”).

The bridge loan provided a total facility of US$25,000,000, available in two advances of US$12,500,000 each. The first advance was drawn on September 4, 2025 by Nussir. The second advance remains undrawn as at December 31, 2025.

Interest is calculated at the base rate plus 8% per annum. The base rate is the greater of:

i)  Adjusted Term SOFR, defined as 3-month Term SOFR + 0.10%; and

ii) 3.00%

Interest is calculated on a 360-day year and payable in arrears on a quarterly basis. The Company has the option to pay interest in kind, in which case the accrued interest is capitalized to the loan principal, subject to lender approval.

The bridge loan matures on June 30, 2027 and is secured by pledges over the shares and assets of Nussir, Blue Moon Norway, REAS and Keystone Mines.

In connection with the initial advance, the Company paid a structuring premium of 2% of the total commitment and incurred legal fees, both of which were deducted from the proceeds on initial recognition in accordance with IFRS 9. The Company also issued 1,045,000 bonus shares to one of the lenders as consideration for providing the facility. The bonus shares issued, the fair value of which was $3,396,250, was recorded as a deferred financing cost and recognized as a deduction from the carrying amount of the loan and amortized over the term of the bridge loan using the effective interest method. For the initial draw, 50% of the value of the bonus shares has been recognized, with the remaining 50% to be recognized when the second tranche is drawn. The carrying value of the bonus shares is recorded as deferred financing cost at $1,683,952 as at December 31, 2025.

The bridge loan is classified as a financial liability at amortized cost and is measured using the effective interest method. The effective interest rate on the first advance is approximately 16.78%.

As at December 31, 2025, the carrying amount of the bridge loan was $15,066,071. The fair value of the loan approximates its carrying amount given its recent issuance and floating interest rate.

The schedule of undiscounted lease payment and debt obligations is as follows:

	Leases	Debt	Total
	$	$	$
Less than one year	135,310	2,060,989	2,196,299
One to five years	459,008	18,306,230	18,765,238
More than five years	388,136	-	388,136
Total undiscounted obligations as at December 31, 2025	982,454	20,367,219	21,349,673